UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (31.5%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$1,334,842	$162,684

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			163,000	120,620
Ser. 01-1, Class K, 6 1/8s, 2036			345,294	39,990
Ser. 07-5, Class XW, IO, 0.58s, 2051			104,233,345	1,514,926

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046			16,612,170	685,252
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047			39,735,912	1,653,013
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			48,649,447	1,240,560
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			44,669,842	1,139,080

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038			718,000	617,518
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	629,043

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			7,380,617	193,372
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			4,490,120	95,640
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			9,686,867	184,050
FRB Ser. 07-AR5, Class 2A2, 0.475s, 2037			1,071,907	321,572
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			5,120,070	72,193

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.096s, 2044			31,378,998	123,788

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	444,023	584,143
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	146,175	203,750

Countrywide Alternative Loan Trust
Ser. 06-0A19, Class XP, IO, 2.588s, 2047			$13,330,547	933,138
FRB Ser. 05-38, Class A1, 1.647s, 2035			1,047,676	660,036
FRB Ser. 05-62, Class 2A1, 1.147s, 2035			1,084,936	634,687
FRB Ser. 05-38, Class A3, 0.595s, 2035			1,496,503	886,678
FRB Ser. 07-AL1, Class A1, 0.495s, 2037			2,367,224	982,398
FRB Ser. 06-OA6, Class 1A1A, 0.455s, 2046			3,332,408	1,849,486
FRB Ser. 06-OA16, Class A1C, 0.435s, 2046			1,472,472	1,148,527
FRB Ser. 06-OA8, Class 1A1, 0.435s, 2046			2,221,905	1,266,485
FRB Ser. 06-OA21, Class A1, 0.434s, 2047			1,814,391	934,411
FRB Ser. 06-OA12, Class A1B, 0.434s, 2046			3,873,240	1,859,154
FRB Ser. 07-OA4, Class A1, 0.415s, 2047			2,589,455	1,586,040
FRB Ser. 06-OC8, Class 2A2B, 0.415s, 2036			3,713,497	1,986,720
FRB Ser. 07-OA7, Class A1B, 0.385s, 2047			1,035,053	581,752
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047			2,027,520	1,297,612
FRB Ser. 06-OA18, Class A1, 0.365s, 2046			3,241,622	1,928,764
FRB Ser. 06-OC8, Class 2A2A, 0.365s, 2036			2,214,566	1,138,618
FRB Ser. 06-HY11, Class A1, 0.365s, 2036			1,630,372	888,553

Countrywide Home Loans
FRB Ser. 07-HYB2, Class 3A1, 2.882s, 2047			1,526,621	797,660
FRB Ser. 05-HY10, Class 3A1B, 2.718s, 2036			2,662,402	1,649,025
FRB Ser. 06-OA4, Class A1, 1.107s, 2046			1,273,273	579,339
FRB Ser. 05-3, Class 1A2, 0.535s, 2035			513,661	332,596
FRB Ser. 06-OA4, Class A2, 0.515s, 2046			942,326	412,268
FRB Ser. 06-OA5, Class 2A1, 0.445s, 2046			1,225,505	639,177

CS First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ, 5.23s, 2040(F)			613,000	601,828

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			350,614	17,531

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-OA1, Class A1, 0.445s, 2047			1,634,535	931,685

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			286,492	279,330

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.863s, 2014 (United Kingdom)		GBP	22,811	35,368

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.633s, 2032			$286,014	456,457
IFB Ser. 3408, Class EK, 24.82s, 2037			165,882	270,138
IFB Ser. 2979, Class AS, 23.387s, 2034			85,005	115,874
IFB Ser. 3072, Class SM, 22.91s, 2035			235,082	367,503
IFB Ser. 3072, Class SB, 22.764s, 2035			210,594	327,883
IFB Ser. 3249, Class PS, 21.477s, 2036			187,452	282,178
IFB Ser. 3951, Class CS, IO, 6.508s, 2026			4,872,321	870,586
IFB Ser. 3727, Class PS, IO, 6.458s, 2038			2,426,791	273,097
IFB Ser. 3895, Class SM, IO, 6.408s, 2040			4,875,184	722,005
IFB Ser. 4048, Class GS, IO, 6.408s, 2040			1,864,244	384,631
IFB Ser. 3940, Class PS, IO, 6.408s, 2040			5,897,844	943,654
IFB Ser. 3835, Class SC, IO, 6.408s, 2038			2,641,431	469,858
IFB Ser. 4032, Class SA, IO, 6.258s, 2042			5,959,693	847,197
IFB Ser. 3708, Class SA, IO, 6.208s, 2040			5,891,825	825,504
IFB Ser. 3780, Class PS, IO, 6.208s, 2035			2,550,623	296,510
IFB Ser. 3922, Class CS, IO, 5.858s, 2041			2,131,482	319,735
IFB Ser. 3852, Class TB, 5.758s, 2041			1,235,060	1,326,614
IFB Ser. 3768, Class PS, IO, 5.758s, 2036			7,513,742	788,712
IFB Ser. 3753, Class S, IO, 5.708s, 2040			2,552,865	445,954
Ser. 3632, Class CI, IO, 5s, 2038			1,027,433	73,359
Ser. 3626, Class DI, IO, 5s, 2037			655,130	26,919
Ser. 4000, Class PI, IO, 4 1/2s, 2042			2,831,876	385,418
Ser. 3747, Class HI, IO, 4 1/2s, 2037			580,744	61,672
Ser. 4010, Class NI, IO, 4s, 2041			3,931,507	592,164
Ser. 3738, Class MI, IO, 4s, 2034			5,845,460	407,031
Ser. 3748, Class NI, IO, 4s, 2034			2,742,669	206,358
Ser. 3736, Class QI, IO, 4s, 2034			7,285,177	338,032
Ser. 3751, Class MI, IO, 4s, 2034			7,740,447	291,196
Ser. T-57, Class 1AX, IO, 0.423s, 2043			2,869,106	35,511
Ser. 3124, Class DO, PO, zero %, 2036			9,266	8,576
FRB Ser. 3326, Class YF, zero %, 2037			20,081	19,880
FRB Ser. 3326, Class WF, zero %, 2035			10,389	9,558
FRB Ser. 3030, Class EF, zero %, 2035			7,966	7,927

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036			358,992	645,690
IFB Ser. 07-53, Class SP, 23.301s, 2037			202,613	321,944
IFB Ser. 08-24, Class SP, 22.384s, 2038(F)			181,254	276,828
IFB Ser. 05-75, Class GS, 19.514s, 2035			222,422	323,717
IFB Ser. 05-83, Class QP, 16.756s, 2034			243,320	333,349
IFB Ser. 12-2, Class PS, IO, 6.305s, 2041			1,932,577	407,049
IFB Ser. 404, Class S13, IO, 6.155s, 2040			4,933,009	690,805
IFB Ser. 10-35, Class SG, IO, 6.155s, 2040			3,592,649	563,256
IFB Ser. 10-46, Class WS, IO, 5.505s, 2040			3,711,469	454,210
Ser. 374, Class 6, IO, 5 1/2s, 2036			845,415	108,577
Ser. 398, Class C5, IO, 5s, 2039			666,456	58,315
Ser. 10-13, Class EI, IO, 5s, 2038			424,854	21,583
Ser. 378, Class 19, IO, 5s, 2035			1,999,120	229,899
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			10,298,345	1,792,015
Ser. 409, Class 82, IO, 4 1/2s, 2040(FWC)			7,971,000	2,182,249
Ser. 366, Class 22, IO, 4 1/2s, 2035			774,558	61,492
Ser. 406, Class 2, IO, 4s, 2041			3,517,514	473,809
Ser. 406, Class 1, IO, 4s, 2041			2,288,113	326,056
Ser. 409, Class C16, IO, 4s, 2040			5,145,000	692,403
Ser. 03-W10, Class 1, IO, 1.426s, 2043			677,183	31,346
Ser. 99-51, Class N, PO, zero %, 2029			29,461	28,269

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.081s, 2020(F)			2,729,861	58,974

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.949s, 2048			1,850,000	1,789,237

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			850	762

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.827s, 2041			2,947,149	3,286,246
IFB Ser. 10-142, Class SA, IO, 6.456s, 2039			2,852,182	380,142
IFB Ser. 10-151, Class SL, IO, 6.456s, 2039			2,396,433	395,507
IFB Ser. 11-37, Class SB, IO, 6.456s, 2038			3,660,204	494,128
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038			475,231	76,436
IFB Ser. 11-37, Class SD, IO, 6.406s, 2038			4,709,521	629,898
IFB Ser. 10-163, Class SI, IO, 6.387s, 2037			3,957,272	638,110
IFB Ser. 10-47, Class HS, IO, 6.356s, 2039			1,778,307	272,543
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			918,957	91,188
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040			242,658	39,944
IFB Ser. 11-79, Class AS, IO, 5.866s, 2037			2,945,379	289,887
IFB Ser. 10-116, Class SL, IO, 5.806s, 2039			1,389,200	217,938
IFB Ser. 11-70, Class SM, IO, 5.647s, 2041			2,415,000	689,072
IFB Ser. 11-70, Class SH, IO, 5.647s, 2041			2,481,000	714,751
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,625,446	180,311
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			416,895	71,927
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,617,625	208,706
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,887,806	639,716
Ser. 12-8, Class PI, IO, 4s, 2041			3,591,219	594,347
Ser. 11-116, Class BI, IO, 4s, 2026			7,978,644	877,970
Ser. 12-H02, Class AI, IO, 1.765s, 2062			6,101,187	451,854
Ser. 12-H05, Class AI, IO, 1.222s, 2062			16,867,768	882,859
Ser. 12-H04, Class FI, IO, 0.938s, 2062			16,981,829	785,410
Ser. 11-70, PO, zero %, 2041			5,279,377	4,260,562
Ser. 06-36, Class OD, PO, zero %, 2036			10,354	9,644

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			5,063,629	191,405

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			676,000	612,661

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.321s, 2039			60,986,075	1,103,847

GSR Mortgage Loan Trust FRB Ser. 06-OA1, Class 3A1, 2.64s, 2046			2,503,366	1,251,682

Harborview Mortgage Loan Trust
FRB Ser. 05-8, Class 1A2B, 0.603s, 2035			753,571	173,792
FRB Ser. 05-3, Class 2A1A, 0.483s, 2035			926,586	613,863
FRB Ser. 06-7, Class 2A1A, 0.443s, 2046			4,197,539	2,445,066

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.425s, 2037			3,340,137	1,786,972

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A, 0.415s, 2037			5,293,729	2,814,150

JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.405s, 2036			1,684,671	796,007
FRB Ser. 06-A6, Class 1A1, 0.405s, 2036			4,154,380	2,254,028

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.212s, 2051			62,562,769	626,628

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			857,101	852,816

Luminent Mortgage Trust FRB Ser. 06-1, Class A1, 0.485s, 2036			731,628	351,181

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, 0.8s, 2047			3,753,412	107,911

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.529s, 2028(F)			200,066	4,601

Merrill Lynch Mortgage Trust
Ser. 05-LC1, Class AJ, 5.505s, 2044(F)			431,000	417,338
Ser. 05-CKI1, Class AJ, 5.39s, 2037(F)			885,000	827,268

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.991s, 2037			621,987	46,649
Ser. 07-C5, Class X, IO, 5.186s, 2049			2,112,436	158,433

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			1,730,000	1,500,028

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			1,215,429	1,251,891

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			493	—

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			193,000	193,000

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 0 1/2s, 2047			16,972,815	346,245

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			9,982,788	368,365
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			3,498,611	75,220
FRB Ser. 06-AR1, Class 3A1, 0.475s, 2036			3,814,043	2,097,723
FRB Ser. 06-AR3, Class 12A1, 0.465s, 2036			1,711,745	847,314
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036			2,371,072	1,237,402
Ser. 06-AR8, Class X, IO, 0.4s, 2036			15,194,143	203,602

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			3,293,024	592,744

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C20, Class B, 5.417s, 2042			1,679,000	1,616,793
Ser. 07-C34, IO, 0.544s, 2046			17,558,009	270,393

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR17, Class A1C3, 0.725s, 2045			894,851	396,531
FRB Ser. 05-AR15, Class A1C3, 0.725s, 2045			1,041,495	400,975
FRB Ser. 05-AR11, Class A1C4, 0.685s, 2045			1,016,771	589,727
FRB Ser. 05-AR13, Class A1B2, 0.675s, 2045			997,063	707,915
FRB Ser. 05-AR2, Class 2A1B, 0.615s, 2045			783,828	589,830

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 06-AR11, Class 1A, 1.118s, 2046			557,660	359,691
FRB Ser. 07-OA1, Class A1A, 0.847s, 2047			680,082	409,749

Total mortgage-backed securities (cost $107,675,841)				$109,760,117

CORPORATE BONDS AND NOTES (30.0%)(a)
			Principal amount	Value

Basic materials (1.8%)

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			$302,000	$292,940

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			270,000	293,625

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	198,413

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.468s, 2013 (Netherlands)			75,000	66,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	275,925

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			170,000	180,200

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			234,000	237,510

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			180,000	180,663

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			110,000	110,120

Grohe Holding GmbH 144A company guaranty sr. notes FRN 4.662s, 2017 (Germany)		EUR	313,000	370,402

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$45,000	38,813

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			160,000	163,200

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	323,593

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			100,000	105,500

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	70,350

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	238,000	257,233

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			$220,000	241,450

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			415,000	435,231

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	135,000	119,954

Momentive Performance Materials, Inc. notes 9s, 2021			$28,000	21,210

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			55,000	55,138

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	167,013

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			243,000	239,963

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	333,000	448,537

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			$45,000	47,025

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 1.94s, 2015 (Germany)		EUR	152,000	184,769

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$115,000	116,150

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			143,000	160,696

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			321,000	373,965

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			269,000	277,743

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			177,000	197,576

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			201,000	212,558

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			85,000	33,575

				6,497,790
Capital goods (1.5%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			95,000	102,006

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			284,000	301,040

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			104,000	107,120

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	105,562	118,599

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	140,000	185,199

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$36,000	37,440

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			298,000	329,290

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			140,000	143,500

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			86,000	91,590

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			24,000	26,100

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			170,000	175,100

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			147,000	157,290

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec notes 10 1/8s, 2020			95,000	97,138

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	68,229

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$307,000	330,793

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			22,000	24,420

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			253,000	232,760

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	122,044

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	229,000	313,644

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$130,000	136,175

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			100,000	99,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. notes 7 3/4s, 2016			377,000	494,645

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	108,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	103,500

Ryerson, Inc. company guaranty sr. notes 12s, 2015			334,000	335,670

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			150,000	162,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	151,200

Terex Corp. sr. unsec. sub. notes 8s, 2017			58,000	60,175

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			391,000	399,798

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			99,000	108,900

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			290,000	318,275

				5,442,390
Communication services (3.7%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			68,000	70,720

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			200,000	223,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	162,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			71,000	77,213

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	139,843

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			101,000	109,585

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			146,000	157,315

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			212,000	204,580

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			78,000	81,120

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			355,000	323,050

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			233,000	222,515

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			354,000	364,620

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			480,000	509,400

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	75,075

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			326,000	331,705

Equinix, Inc. sr. unsec. notes 7s, 2021			130,000	143,650

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			65,000	69,875

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			753,000	798,180

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			214,000	227,375

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			260,000	282,750

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	389,638

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	148,050

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			871,812	900,146

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			253,000	260,590

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			135,000	139,388

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	105,000	141,673

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$124,000	133,920

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	150,150

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			40,000	41,050

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	64,753

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	423,788

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			57,000	57,071

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			360,000	375,300

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			14,000	12,688

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			51,000	43,733

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			261,000	281,228

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	174,330

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	253,716

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$75,000	83,606

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			68,000	74,460

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			117,000	124,605

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			801,000	821,025

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			147,000	140,753

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			418,000	469,205

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			160,000	168,000

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	100,000	133,148

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	402,309

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	172,741

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	218,000	293,215

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	361,000	487,887

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	87,494

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	325,000	350,536

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$60,000	64,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			247,000	269,230

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	115,540

				12,823,037
Consumer cyclicals (5.6%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	27,063

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			20,000	15,800

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	346,968

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			250,000	213,125

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			170,000	183,600

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			225,000	236,250

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			145,000	148,625

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			74,000	75,758

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			55,000	55,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	277,631

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			55,000	56,100

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			75,000	72,000

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			71,000	61,948

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			285,000	240,825

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,500

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			75,000	79,688

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			180,000	192,600

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			140,000	148,400

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			339,000	231,791

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			154,000	168,053

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			70,000	77,700

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			110,000	98,450

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			75,000	78,563

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			305,000	313,387

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			40,000	43,400

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			302,511	333,518

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	117,450

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			453,000	493,770

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			155,000	161,006

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	307,000	410,824

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			$235,000	221,488

DISH DBS Corp. company guaranty 6 5/8s, 2014			517,000	554,482

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			117,000	129,870

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			192,000	207,360

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			300,000	307,125

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			385,000	408,825

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			410,000	455,200

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			210,000	218,400

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			226,000	261,801

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	184,188

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			140,000	151,200

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			434,000	482,825

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	364,900

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	346,000	437,315

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	64,555

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$100,000	112,000

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			55,000	56,375

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			795,000	828,788

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			155,000	169,725

Limited Brands, Inc. sr. notes 5 5/8s, 2022			85,000	87,550

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			195,000	225,378

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			340,000	27,200

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			123,000	126,690

MGM Resorts International company guaranty sr. notes 9s, 2020			45,000	49,950

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	65,325

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			205,000	211,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			110,000	111,925

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			522,600	546,117

Navistar International Corp. sr. notes 8 1/4s, 2021			451,000	432,960

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			135,000	134,325

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			145,000	160,588

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	304,500

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			155,000	151,513

Owens Corning company guaranty sr. unsec. notes 9s, 2019			542,000	674,790

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			50,000	55,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			160,000	166,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	109,250

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			100,000	106,250

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			55,000	59,813

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	380,000	482,308

QVC Inc. 144A sr. notes 7 1/2s, 2019			$120,000	133,200

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			50,000	48,875

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			55,000	56,925

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	143,640

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			124,000	126,170

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Russia)			310,000	412,410

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			140,000	150,150

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			87,000	94,396

Sears Holdings Corp. company guaranty 6 5/8s, 2018			139,000	124,058

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			385,000	435,050

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			110,000	113,575

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			70,000	73,850

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			30,000	30,600

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			45,000	44,213

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			293,000	320,103

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			127,000	48,578

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			26,000	19,013

Travelport, LLC 144A sr. notes 6.461s, 2016(PIK)			48,000	36,720

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			127,000	88,900

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	110,000	146,023

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$350,000	399,875

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	206,000

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			105,000	116,288

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			65,000	72,475

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			524,000	563,300

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			135,000	137,363

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			350,000	371,875

				19,484,797
Consumer staples (1.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	766,435

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			$105,000	114,975

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			345,000	354,919

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			50,000	53,625

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	209,530

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			106,018	116,752

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			124,000	106,020

Claire's Stores, Inc. 144A sr. notes 9s, 2019			165,000	166,856

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			23,000	26,306

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	125,708

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	96,750

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			257,000	278,203

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	125,375

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	125,925

Dole Food Co. 144A sr. notes 8s, 2016			87,000	90,806

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	294,000	358,000

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$165,000	181,088

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	100,000	120,595

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			$65,000	69,713

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	156,000	212,313

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$67,000	65,158

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			350,000	325,500

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			119,000	122,273

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			70,000	73,850

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			215,000	235,425

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			315,000	321,300

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			321,000	328,223

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	62,288

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			165,000	165,413

Service Corporation International sr. notes 7s, 2019			80,000	86,000

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			185,000	190,550

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			565,000	627,150

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			6,000	6,360

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			191,000	199,595

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			50,000	51,125

				6,560,104
Energy (6.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			130,000	109,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			136,000	116,280

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			283,000	321,368

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			48,000	40,560

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			200,000	169,000

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			65,000	30,225

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	52,250

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			110,000	112,475

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			347,000	362,615

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	155,575

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	60,537

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$495,000	533,363

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			41,000	39,873

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	130,950

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			65,000	63,700

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	233,438

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	87,120

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	186,164

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$125,000	131,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			710,000	736,625

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			185,000	187,775

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			365,000	385,531

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			65,000	64,025

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			118,000	129,210

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			95,000	98,563

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019			75,000	78,375

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			260,000	269,425

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			405,000	352,350

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			98,000	89,425

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	141,750

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			180,000	181,350

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,541,316

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			176,000	207,889

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			230,000	256,758

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			195,000	185,738

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			15,000	14,550

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			155,000	155,000

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	98,000	157,920

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$41,000	20,705

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			76,000	74,100

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			45,000	43,650

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			55,000	56,650

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			188,000	209,620

Laredo Petroleum, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			65,000	67,600

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			80,000	75,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			285,000	291,056

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			225,000	171,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	262,631

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			160,000	159,200

Oasis Petroleum, Inc. company guaranty sr. unsec notes 6 7/8s, 2023			110,000	110,000

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			165,000	179,025

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			140,000	151,900

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018			240,000	256,800

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			494,000	543,400

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			19,000	19,238

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	315,415

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			440,000	534,741

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	673,607

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	105,254

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,500,000	1,038,930

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			620,000	524,712

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			920,000	702,319

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,135,000	922,188

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			225,000	222,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			175,000	197,750

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,855,000	2,355,850

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			140,000	141,400

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			425,000	533,375

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	162,750

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	74,063

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	135,160

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			415,000	412,925

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			5,000	4,938

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			578,000	585,225

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	87,125

SM Energy Co. 144A sr. notes 6 1/2s, 2023			35,000	35,569

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	60,525

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			480,000	486,000

				22,174,064
Financials (3.9%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			119,000	104,869

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			165,000	162,113

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	147,464

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			403,000	405,015

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	70,850

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	634,919

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			39,000	37,414

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)			436,000	234,444

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$200,000	203,500

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			790,000	809,393

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			56,000	59,360

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	137,700

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			110,000	113,300

CIT Group, Inc. 144A bonds 7s, 2017			366,251	366,938

CIT Group, Inc. 144A bonds 7s, 2016			304,000	304,760

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	220,888

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	169,538

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			55,000	59,263

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			170,000	168,300

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			95,000	96,781

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			65,000	65,894

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			385,000	409,063

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			21,000	21,473

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			76,000	76,000

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			1,000,000	1,225,551

JPMorgan Chase & Co. 144A sr. unsec. unsub. notes 8s, 2012			19,000,000	339,676

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	78,188

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			110,000	110,825

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			75,000	82,688

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			146,000	148,190

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Luxembourg)			2,750,000	2,771,185

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			325,000	338,520

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			500,000	507,500

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	157,181

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	180,016

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,385,000	1,452,518

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			130,000	134,377

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			927,000	938,476

				13,544,130
Health care (1.7%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	143,170

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			100,000	106,813

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			160,000	165,600

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	298,169

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$220,000	234,300

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	130,530

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$428,000	430,140

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			203,000	220,509

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	229,625

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	141,375

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	172,013

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			226,000	242,385

HCA, Inc. sr. notes 6 1/2s, 2020			688,000	746,480

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			195,000	211,575

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			325,000	332,312

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			239,000	236,610

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			195,000	176,475

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			150,000	164,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	90,738

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			310,000	310,775

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			120,841	122,352

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	170,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			119,000	136,255

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			200,000	211,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			198,000	222,255

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	30,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	77,531

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	31,275

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			7,000	4,655

				5,789,467
Technology (1.4%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			261,000	287,100

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			6,000	4,980

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			107,000	88,543

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			241,000	223,528

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			129,000	125,130

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			283,000	271,680

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	81,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			111,000	124,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			76,000	83,790

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			346,000	346,432

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			314,401	321,475

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			97,000	91,423

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			231,000	231,000

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			75,000	81,188

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			105,000	107,100

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			43,000	46,225

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			368,000	400,200

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	498,200

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			55,000	58,713

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			314,000	357,960

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			186,000	205,763

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			351,000	360,653

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	158,685

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			188,000	203,980

				4,760,223
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	575,757

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			$198,000	204,930

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			240,000	260,400

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			125,000	75,625

				1,116,712
Utilities and power (1.9%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			475,000	540,313

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			135,000	150,188

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			165,000	180,263

Calpine Corp. 144A sr. notes 7 1/4s, 2017			425,000	456,874

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			401,000	268,670

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			151,000	84,938

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			69,000	42,090

Edison Mission Energy sr. unsec. notes 7.2s, 2019			147,000	81,953

Edison Mission Energy sr. unsec. notes 7s, 2017			23,000	12,880

El Paso Natural Gas Co. debs. 8 5/8s, 2022			247,000	316,156

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			595,000	635,163

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			296,000	321,900

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	329,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			278,000	271,050

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	44,494

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			115,000	124,919

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			400,000	480,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,085,000	1,286,690

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			75,000	79,500

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	600,950

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			110,000	122,796

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			90,000	61,425

				6,492,462

Total corporate bonds and notes (cost $103,289,855)				$104,685,176

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$769,436	$872,469
3 1/2s, TBA, July 1, 2042			1,000,000	1,068,750

				1,941,219
U.S. Government Agency Mortgage Obligations (18.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2042			11,000,000	11,537,109

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, July 1, 2042			42,000,000	44,139,375
3s, TBA, July 1, 2042			9,000,000	9,228,515

				64,904,999

Total U.S. government and agency mortgage obligations (cost $66,462,720)				$66,846,218

U.S. TREASURY OBLIGATIONS (1.0%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021(i)			$58,883	$68,151

U.S. Treasury Inflation Protected Securities 1.875%, July 15, 2013(i)			194,117	200,548

U.S. Treasury Inflation Protected Securities 1.875%, July 15, 2019(i)			127,118	153,257

U.S. Treasury Notes 0.500%, November 15, 2013(i)			2,355,000	2,363,101

U.S. Treasury Notes 1.250%, October 31, 2015(i)			684,000	702,461

U.S. Treasury Notes 1.375%, November 15, 2012(i)			8,000	8,049

Total U.S. treasury Obligations (cost $3,495,567)				$3,495,567

PURCHASED OPTIONS OUTSTANDING (12.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		$24,236,000	$3,690,900

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		$24,236,000	$642,739

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		$5,316,000	$488,540

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		$5,316,000	$484,819

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		$5,316,000	$70,809

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		$5,316,000	$66,025

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		$19,702,000	$3,553,847

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		$19,702,000	$420,047

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		$12,253,944	$2,287,235

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		$12,253,944	$250,507

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		$10,549,000	$79,539

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		$15,808,000	$1,839,735

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		$15,808,000	$150,650

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		$14,853,000	$1,723,097

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		$14,853,000	$1,715,670

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		$14,853,000	$141,401

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		$14,853,000	$130,409

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		$14,963,000	$2,187,740

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		$14,963,000	$330,682

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		$5,571,800	$2,033,707

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		$5,571,800	$195,013

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		$5,571,800	$2,122,856

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		$5,571,800	$183,869

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		$2,578,000	$48,570

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		$2,578,000	$46,894

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		$800,000	$37,688

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		$800,000	$6,784

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		$4,714,000	$236,690

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		$4,714,000	$202,796

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		$2,633,000	$88,679

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		$2,260,000	$212,779

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		$2,260,000	$56,839

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		$2,578,000	$44,316

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		$2,578,000	$41,635

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		$800,000	$36,400

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		$800,000	$5,328

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		$4,714,000	$228,912

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		$4,714,000	$194,594

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		$2,633,000	$83,413

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		$2,578,000	$38,876

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		$4,714,000	$219,484

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		$4,714,000	$185,543

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		$800,000	$34,880

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		$800,000	$3,792

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		$6,702,000	$247,304

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		$2,633,000	$76,726

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		$800,000	$33,704

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		$800,000	$2,536

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		$2,633,000	$71,091

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		$2,260,000	$180,484

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		$2,260,000	$24,566

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		$6,702,000	$232,895

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		$18,875,000	$340,694

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		$800,000	$32,280

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		$800,000	$1,144

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		$26,365,900	$2,554,592

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		$26,365,900	$791

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		$5,475,900	$467,259

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		$5,475,900	$274

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		$2,633,000	$64,140

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		$6,702,000	$218,150

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		$14,787,763	$2,155,760

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		$14,787,763	$15

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		$12,323,136	$1,970,716

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		$12,323,136	$1,786,731

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		$12,323,136	$12

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		$12,323,136	$12

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		$4,929,254	$784,146

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		$4,929,254	$5

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		$12,323,136	$1,995,855

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		$2,531,000	$91,065

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		$12,323,136	$12

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		$6,931,154	$1,125,204

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		$6,931,154	$7

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		$12,356,514	$1,949,240

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		$12,356,514	$12

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		$2,578,000	$5,491

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		$2,578,000	$5,491

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		$2,578,000	$5,491

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		$2,578,000	$5,491

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		$2,578,000	$5,491

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		$800,000	$31,352

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		$800,000	$48

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		$12,272,000	$359,815

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		$12,272,000	$359,815

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		$12,272,000	$372,210

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		$2,770,000	$68,474

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		$6,702,000	$207,494

Total purchased options outstanding (cost $35,320,514)				$44,678,813

FOREIGN GOVERNMENT AND AGENCY BONDS (6.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,520,000	$1,033,600

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			197,000	173,763

Argentina (Republic of) sr. unsec. bonds FRB 0.739s, 2013			1,431,000	157,410

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,501,000	4,244,021

Brazil (Federal Republic of) unsec. notes 10s, 2017		BRL	1,500	802,411

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	990	529,903

Chile (Republic of) notes 5 1/2s, 2020		CLP	170,000,000	360,855

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$265,000	259,358

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			300,000	298,472

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013		INR	22,600,000	391,965

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$690,000	765,376

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			4,000	3,890

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,590,000	1,701,156

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	9,750,000	288,434

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017			$2,600,000	2,598,595

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			1,964,200	2,334,942

Sri Lanka (Republic of) 144A notes 7.4s, 2015			200,000	213,594

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			1,205,000	1,402,801

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	146,125

Ukraine (Government of) 144A bonds 7 3/4s, 2020			530,000	480,180

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			560,000	504,672

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,715,000	1,684,987

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			1,985,000	2,027,499

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			1,285,000	1,289,343

Total foreign government and agency bonds (cost $23,900,490)				$23,693,352

ASSET-BACKED SECURITIES (2.9%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9, Class 1A2, 0.395s, 2036			$3,781,000	$1,777,070

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.12s, 2034			44,609	13,185

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035			449,813	413,828

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2, 0.345s, 2037			1,875,000	1,729,687

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			495,084	20,298

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	1,028,000	1,001,719
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	384,009	463,090

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.245s, 2030 (Cayman Islands)			$405,145	198,521

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 0 3/8s, 2037			2,608,292	1,531,068

Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2D, 0.575s, 2037			1,240,096	372,029
FRB Ser. 07-HE2, Class A2B, 0.455s, 2037			2,731,764	874,165
FRB Ser. 07-HE1, Class A2A, 0 3/8s, 2037			3,495,698	1,048,709
FRB Ser. 06-HE5, Class A2B, 0.355s, 2037			1,354,362	744,899

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.445s, 2034			44,320	12,971

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			519,979	51,998

Total asset-backed securities (cost $10,540,187)				$10,253,237

SENIOR LOANS (2.1%)(a)(c)
			Principal amount	Value

Basic materials (—%)

Momentive Performance Materials, Inc. bank term loan FRN Ser. B1, 3 3/4s, 2015			$69,764	$66,581

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			88,875	86,579

				153,160
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			60,000	59,850

				59,850
Communication services (0.3%)

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.72s, 2016			622,687	616,374

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			460,000	447,810

Level 3 Financing, Inc. bank term loan FRN 2.652s, 2014			15,000	14,681

				1,078,865
Consumer cyclicals (1.0%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			47,025	46,731

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			722,663	638,654

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			232,325	229,711

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			210,657	194,682

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			429,181	340,596

Compucom Systems, Inc. bank term loan FRN 3.74s, 2014			79,332	76,952

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.49s, 2014			216,620	67,287

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			184,446	57,294

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			68,823	21,378

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)			101,422	96,013

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)			57,732	54,653

Goodman Global, Inc. bank term loan FRN 9s, 2017			114,545	115,834

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			177,585	177,141

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013			71,584	71,584

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			160,000	157,866

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			468,197	204,134

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016			422,232	396,898

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.795s, 2014			122,635	120,949

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014			12,564	12,392

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014			289,000	192,185

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			171,147	161,092

				3,434,026
Consumer staples (0.3%)

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			137,072	129,783

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			110,257	108,362

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			224,438	224,718

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			243,163	241,382

Rite Aid Corp. bank term loan FRN Ser. B, 1.994s, 2014			94,519	92,245

West Corp. bank term loan FRN Ser. B2, 2.653s, 2013			23,026	22,939

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016			55,707	55,248

				874,677
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			160,000	158,475

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			60,000	60,435

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			141,526	128,985

				347,895
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			170,000	159,770

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2017			70,997	71,041

				230,811
Health care (0.2%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			219,956	218,306

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			163,465	161,473

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			266,625	261,626

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			127,238	125,223

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)			60,000	60,150

				826,778
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			640,516	381,969

				381,969

Total senior loans (cost $8,380,046)				$7,388,031

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$157,000	$218,230

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			155,000	161,975

Total convertible bonds and notes (cost $312,000)				$380,205

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			3,856	$127,981

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			667	7

Lucent Technologies Capital Trust I 7.75% cv. pfd.			176	117,040

United Technologies Corp. 7.50% cv. pfd.			2,100	110,649

Total convertible preferred stocks (cost $470,767)				$355,677

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			198	$176,399

Total preferred stocks (cost $66,176)				$176,399

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$530

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	$508	17,669

Total warrants (cost $19,277)				$18,199

COMMON STOCKS (0.0%)(a)
			Shares	Value

HealthSouth Corp.(NON)			224	$5,210

Magellan Health Services, Inc.(NON)			158	7,162

Trump Entertainment Resorts, Inc.(NON)			94	282

Vertis Holdings, Inc.(F)(NON)			734	7

Total common stocks (cost $17,619)				$12,661

SHORT-TERM INVESTMENTS (23.8%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			2,514,619	$2,514,619

SSgA Prime Money Market Fund 0.09%(P)			3,650,000	3,650,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, September 10, 2012			5,000,000	$4,998,077

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, September 10, 2012			5,000,000	4,998,077

U.S. Treasury Bills with an effective yield of 0.104%, December 13, 2012(SEG)(SEGSF)			$5,000,000	4,996,755

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.102%, November 15, 2012(SEG)(SEGSF)			5,534,000	5,531,648

U.S. Treasury Bills with an effective yield of 0.087%, October 18, 2012(SEG)(SEGSF)			26,095,000	26,086,780

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.096%, August 23, 2012(SEGSF)			27,424,000	27,420,302

U.S. Treasury Bills with effective yields ranging from 0.059% to 0.082%, July 26, 2012(SEG)(SEGSF)			2,463,000	2,462,888

U.S Treasury Bills with an effective yield of zero % September 20, 2012(i)			151,000.00	150,970.00

Total short-term investments (cost $82,812,408)				$82,810,116

TOTAL INVESTMENTS

Total investments (cost $442,763,467)(b)				$454,553,768

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,146,786,805) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/12	$1,809,634	$1,720,314	$89,320
	Euro	Buy	7/18/12	1,120,226	1,105,357	14,869
	Japanese Yen	Sell	7/18/12	1,294,873	1,320,970	26,097
	Swedish Krona	Buy	7/18/12	925	888	37
	Swiss Franc	Buy	7/18/12	1,364,950	1,346,090	18,860
Barclay's Bank PLC
	Australian Dollar	Buy	7/18/12	7,259,080	7,146,412	112,668
	Australian Dollar	Sell	7/18/12	7,259,080	6,896,529	(362,551)
	Australian Dollar	Sell	8/16/12	504,543	495,757	(8,786)
	Brazilian Real	Buy	7/18/12	895,739	871,002	24,737
	Brazilian Real	Sell	7/18/12	895,739	868,386	(27,353)
	Brazilian Real	Buy	8/16/12	109,860	109,628	232
	British Pound	Buy	7/18/12	2,830,087	2,806,370	23,717
	British Pound	Sell	7/18/12	2,830,087	2,810,044	(20,043)
	British Pound	Buy	8/16/12	186,351	184,649	1,702
	Canadian Dollar	Buy	7/18/12	5,315,122	5,260,087	55,035
	Canadian Dollar	Sell	7/18/12	5,315,122	5,234,415	(80,707)
	Canadian Dollar	Sell	8/16/12	2,993,073	2,956,652	(36,421)
	Chilean Peso	Buy	7/18/12	2,352,662	2,324,270	28,392
	Chilean Peso	Sell	7/18/12	2,352,662	2,307,481	(45,181)
	Chilean Peso	Buy	8/16/12	606,067	606,047	20
	Czech Koruna	Buy	7/18/12	3,952,528	3,892,202	60,326
	Czech Koruna	Sell	7/18/12	3,952,528	3,858,853	(93,675)
	Czech Koruna	Sell	8/16/12	1,457,496	1,461,153	3,657
	Euro	Buy	7/18/12	12,367,291	12,176,834	190,457
	Euro	Sell	7/18/12	12,367,291	12,261,724	(105,567)
	Euro	Sell	8/16/12	7,066,469	6,943,424	(123,045)
	Hungarian Forint	Buy	7/18/12	853,698	814,665	39,033
	Hungarian Forint	Sell	7/18/12	853,698	774,201	(79,497)
	Japanese Yen	Buy	7/18/12	4,227,740	4,300,947	(73,207)
	Japanese Yen	Sell	7/18/12	4,227,740	4,315,593	87,853
	Japanese Yen	Sell	8/16/12	1,645,718	1,657,211	11,493
	Malaysian Ringgit	Sell	7/18/12	3,618	3,591	(27)
	Mexican Peso	Buy	7/18/12	996,430	972,028	24,402
	Mexican Peso	Sell	7/18/12	996,430	959,025	(37,405)
	Mexican Peso	Buy	8/16/12	168,535	168,895	(360)
	New Zealand Dollar	Sell	7/18/12	548,487	523,630	(24,857)
	Norwegian Krone	Buy	7/18/12	3,778,409	3,714,881	63,528
	Norwegian Krone	Sell	7/18/12	3,778,409	3,682,442	(95,967)
	Norwegian Krone	Sell	8/16/12	662,969	684,460	21,491
	Singapore Dollar	Sell	7/18/12	977,459	964,790	(12,669)
	South African Rand	Buy	7/18/12	1,650,231	1,619,583	30,648
	South African Rand	Sell	7/18/12	1,650,231	1,556,419	(93,812)
	South Korean Won	Buy	7/18/12	717,752	711,667	6,085
	Swedish Krona	Buy	7/18/12	2,617,476	2,587,773	29,703
	Swedish Krona	Sell	7/18/12	2,617,476	2,539,923	(77,553)
	Swedish Krona	Buy	8/16/12	1,338,325	1,311,715	26,610
	Swiss Franc	Buy	7/18/12	1,193,581	1,171,536	22,045
	Swiss Franc	Sell	7/18/12	1,193,581	1,178,019	(15,562)
	Swiss Franc	Sell	8/16/12	1,194,430	1,172,627	(21,803)
	Taiwan Dollar	Buy	7/18/12	211,327	219,514	(8,187)
	Turkish Lira	Buy	7/18/12	2,459,189	2,447,343	11,846
	Turkish Lira	Sell	7/18/12	2,459,189	2,448,504	(10,685)
	Turkish Lira	Sell	8/16/12	595,334	597,757	2,423
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	2,924,584	2,876,162	48,422
	Australian Dollar	Sell	7/18/12	2,924,584	2,776,742	(147,842)
	Australian Dollar	Sell	8/16/12	241,059	236,687	(4,372)
	Brazilian Real	Buy	7/18/12	795,987	782,829	13,158
	Brazilian Real	Sell	7/18/12	795,987	781,301	(14,686)
	Brazilian Real	Buy	8/16/12	2,912	2,913	(1)
	British Pound	Buy	7/18/12	1,620,123	1,604,923	15,200
	British Pound	Sell	7/18/12	1,620,123	1,589,421	(30,702)
	British Pound	Sell	8/16/12	1,620,000	1,604,830	(15,170)
	Canadian Dollar	Buy	7/18/12	2,707,785	2,652,476	55,309
	Canadian Dollar	Sell	7/18/12	2,707,785	2,678,049	(29,736)
	Canadian Dollar	Buy	8/16/12	51,909	51,255	654
	Czech Koruna	Buy	7/18/12	1,915,118	1,895,189	19,929
	Czech Koruna	Sell	7/18/12	1,915,118	1,886,488	(28,630)
	Czech Koruna	Sell	8/16/12	1,097,596	1,101,680	4,084
	Euro	Buy	7/18/12	5,291,046	5,205,752	85,294
	Euro	Sell	7/18/12	5,291,046	5,274,469	(16,577)
	Euro	Sell	8/16/12	3,090,267	3,035,188	(55,079)
	Japanese Yen	Buy	7/18/12	2,283,907	2,299,962	(16,055)
	Japanese Yen	Sell	7/18/12	2,283,907	2,331,247	47,340
	Japanese Yen	Sell	8/16/12	2,284,817	2,301,064	16,247
	Mexican Peso	Buy	7/18/12	835,036	781,346	53,690
	Mexican Peso	Sell	7/18/12	835,036	796,764	(38,272)
	Mexican Peso	Sell	8/16/12	120	136	16
	Norwegian Krone	Buy	7/18/12	354,663	345,856	8,807
	Norwegian Krone	Sell	7/18/12	354,663	347,908	(6,755)
	Norwegian Krone	Buy	8/16/12	354,294	347,565	6,729
	Singapore Dollar	Sell	7/18/12	976,432	969,009	(7,423)
	South African Rand	Buy	7/18/12	1,650,206	1,631,553	18,653
	South African Rand	Sell	7/18/12	1,650,206	1,556,718	(93,488)
	South Korean Won	Buy	7/18/12	636,783	629,608	7,175
	Swedish Krona	Buy	7/18/12	298,817	292,859	5,958
	Swedish Krona	Sell	7/18/12	298,817	287,055	(11,762)
	Swedish Krona	Sell	8/16/12	298,499	292,548	(5,951)
	Swiss Franc	Buy	7/18/12	1,217,399	1,201,977	15,422
	Swiss Franc	Sell	7/18/12	1,217,399	1,195,137	(22,262)
	Swiss Franc	Buy	8/16/12	1,218,266	1,196,177	22,089
	Taiwan Dollar	Sell	7/18/12	741,183	739,995	(1,188)
	Turkish Lira	Buy	7/18/12	1,491,491	1,450,129	41,362
	Turkish Lira	Sell	7/18/12	1,491,491	1,465,671	(25,820)
	Turkish Lira	Buy	8/16/12	676,431	680,306	(3,875)
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	7,132,346	6,963,138	169,208
	Australian Dollar	Sell	7/18/12	7,132,346	6,874,117	(258,229)
	Australian Dollar	Buy	8/16/12	2,984,040	2,929,386	54,654
	Brazilian Real	Buy	7/18/12	1,285,717	1,252,728	32,989
	Brazilian Real	Sell	7/18/12	1,285,717	1,269,892	(15,825)
	Brazilian Real	Buy	8/16/12	489,930	488,437	1,493
	British Pound	Buy	7/18/12	3,000,008	2,975,172	24,836
	British Pound	Sell	7/18/12	3,000,008	3,008,910	8,902
	British Pound	Buy	8/16/12	392,903	389,196	3,707
	Canadian Dollar	Buy	7/18/12	3,568,666	3,523,461	45,205
	Canadian Dollar	Sell	7/18/12	3,568,666	3,526,454	(42,212)
	Canadian Dollar	Sell	8/16/12	5,308,725	5,261,515	(47,210)
	Chilean Peso	Buy	7/18/12	3,901,436	3,856,472	44,964
	Chilean Peso	Sell	7/18/12	3,901,436	3,834,385	(67,051)
	Chilean Peso	Buy	8/16/12	436,322	439,469	(3,147)
	Czech Koruna	Buy	7/18/12	2,297,165	2,276,451	20,714
	Czech Koruna	Sell	7/18/12	2,297,165	2,258,455	(38,710)
	Czech Koruna	Sell	8/16/12	1,479,619	1,482,867	3,248
	Euro	Buy	7/18/12	11,142,016	10,965,429	176,587
	Euro	Sell	7/18/12	11,142,016	11,087,521	(54,495)
	Euro	Sell	8/16/12	3,655,908	3,593,318	(62,590)
	Hungarian Forint	Buy	7/18/12	1,644,480	1,587,151	57,329
	Hungarian Forint	Sell	7/18/12	1,644,480	1,560,615	(83,865)
	Hungarian Forint	Buy	8/16/12	487,997	489,765	(1,768)
	Japanese Yen	Buy	7/18/12	1,733,998	1,769,929	(35,931)
	Japanese Yen	Sell	7/18/12	1,733,998	1,744,917	10,919
	Japanese Yen	Buy	8/16/12	1,693,323	1,704,462	(11,139)
	Mexican Peso	Buy	7/18/12	1,648,253	1,557,526	90,727
	Mexican Peso	Sell	7/18/12	1,648,253	1,579,038	(69,215)
	New Zealand Dollar	Sell	7/18/12	1,565,736	1,511,758	(53,978)
	Norwegian Krone	Buy	7/18/12	5,358,508	5,264,292	94,216
	Norwegian Krone	Sell	7/18/12	5,358,508	5,235,076	(123,432)
	Norwegian Krone	Sell	8/16/12	1,526,052	1,497,488	(28,564)
	Philippines Peso	Buy	7/18/12	809,343	788,303	21,040
	Polish Zloty	Buy	7/18/12	1,290,549	1,287,889	2,660
	Polish Zloty	Sell	7/18/12	1,290,549	1,258,248	(32,301)
	Polish Zloty	Sell	8/16/12	534,459	531,550	(2,909)
	Singapore Dollar	Buy	7/18/12	204,854	205,955	(1,101)
	South African Rand	Buy	7/18/12	568,860	605,880	(37,020)
	South Korean Won	Buy	7/18/12	1,169,261	1,149,325	19,936
	Swedish Krona	Buy	7/18/12	5,383,811	5,271,648	112,163
	Swedish Krona	Sell	7/18/12	5,383,811	5,221,475	(162,336)
	Swedish Krona	Buy	8/16/12	2,596,448	2,544,310	52,138
	Swiss Franc	Buy	7/18/12	1,897	1,870	27
	Swiss Franc	Sell	7/18/12	1,897	1,861	(36)
	Swiss Franc	Buy	8/16/12	1,898	1,863	35
	Taiwan Dollar	Sell	7/18/12	786,156	785,160	(996)
	Turkish Lira	Buy	7/18/12	5,074,630	4,989,059	85,571
	Turkish Lira	Sell	7/18/12	5,074,630	4,990,649	(83,981)
	Turkish Lira	Buy	8/16/12	187,493	188,235	(742)
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	2,762,794	2,730,526	32,268
	Australian Dollar	Sell	7/18/12	2,762,794	2,621,644	(141,150)
	Australian Dollar	Sell	8/16/12	146,063	143,144	(2,919)
	Brazilian Real	Buy	7/18/12	793,009	782,970	10,039
	Brazilian Real	Sell	7/18/12	793,009	778,609	(14,400)
	British Pound	Buy	7/18/12	2,643,722	2,603,386	40,336
	British Pound	Sell	7/18/12	2,643,722	2,625,401	(18,321)
	British Pound	Sell	8/16/12	927,840	919,390	(8,450)
	Canadian Dollar	Buy	7/18/12	6,864,560	6,751,769	112,791
	Canadian Dollar	Sell	7/18/12	6,864,560	6,763,996	(100,564)
	Canadian Dollar	Sell	8/16/12	206,459	200,681	(5,778)
	Czech Koruna	Buy	7/18/12	2,290,209	2,270,384	19,825
	Czech Koruna	Sell	7/18/12	2,290,209	2,246,922	(43,287)
	Czech Koruna	Sell	8/16/12	1,472,653	1,476,913	4,260
	Euro	Buy	7/18/12	5,231,687	5,141,186	90,501
	Euro	Sell	7/18/12	5,231,687	5,226,111	(5,576)
	Euro	Sell	8/16/12	5,233,071	5,142,521	(90,550)
	Mexican Peso	Buy	7/18/12	826,488	802,791	23,697
	Mexican Peso	Sell	7/18/12	826,488	788,676	(37,812)
	Mexican Peso	Sell	8/16/12	454,688	455,067	379
	Polish Zloty	Buy	7/18/12	842,680	839,745	2,935
	Polish Zloty	Sell	7/18/12	842,680	781,544	(61,136)
	Polish Zloty	Sell	8/16/12	521,413	520,535	(878)
	Singapore Dollar	Sell	7/18/12	184,409	184,095	(314)
	South Korean Won	Buy	7/18/12	812,874	790,037	22,837
	South Korean Won	Sell	7/18/12	812,874	785,097	(27,777)
	South Korean Won	Buy	8/16/12	519,914	522,326	(2,412)
	Swedish Krona	Buy	7/18/12	2,644,075	2,601,244	42,831
	Swedish Krona	Sell	7/18/12	2,644,075	2,567,448	(76,627)
	Swedish Krona	Buy	8/16/12	1,540,269	1,507,771	32,498
	Swiss Franc	Buy	7/18/12	14,860	14,590	270
	Swiss Franc	Sell	7/18/12	14,860	14,642	(218)
	Swiss Franc	Sell	8/16/12	14,871	14,602	(269)
	Turkish Lira	Buy	7/18/12	1,744,270	1,718,692	25,578
	Turkish Lira	Sell	7/18/12	1,744,270	1,715,365	(28,905)
	Turkish Lira	Buy	8/16/12	927,772	928,613	(841)
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	5,355,315	5,239,464	115,851
	Australian Dollar	Sell	7/18/12	5,355,315	5,133,097	(222,218)
	Australian Dollar	Buy	8/16/12	1,497,932	1,470,261	27,671
	British Pound	Buy	7/18/12	1,135,731	1,114,553	21,178
	British Pound	Sell	7/18/12	1,135,731	1,125,438	(10,293)
	British Pound	Buy	8/16/12	1,135,645	1,125,358	10,287
	Canadian Dollar	Buy	7/18/12	2,630,019	2,607,783	22,236
	Canadian Dollar	Sell	7/18/12	2,630,019	2,610,598	(19,421)
	Canadian Dollar	Sell	8/16/12	339,912	335,607	(4,305)
	Chilean Peso	Buy	7/18/12	1,154,304	1,142,603	11,701
	Chilean Peso	Sell	7/18/12	1,154,304	1,154,497	193
	Chilean Peso	Buy	8/16/12	378,716	378,967	(251)
	Czech Koruna	Buy	7/18/12	1,484,647	1,491,111	(6,464)
	Czech Koruna	Sell	7/18/12	1,484,647	1,461,261	(23,386)
	Czech Koruna	Sell	8/16/12	1,484,518	1,490,888	6,370
	Euro	Buy	7/18/12	5,872,233	5,775,030	97,203
	Euro	Sell	7/18/12	5,872,233	5,843,947	(28,286)
	Euro	Sell	8/16/12	5,364,607	5,270,730	(93,877)
	Japanese Yen	Buy	7/18/12	2,600,963	2,618,918	(17,955)
	Japanese Yen	Sell	7/18/12	2,600,963	2,622,801	21,838
	Japanese Yen	Sell	8/16/12	2,601,999	2,620,172	18,173
	Norwegian Krone	Buy	7/18/12	1,054,682	1,028,012	26,670
	Norwegian Krone	Sell	7/18/12	1,054,682	1,034,152	(20,530)
	Norwegian Krone	Buy	8/16/12	1,053,582	1,033,147	20,435
	Singapore Dollar	Sell	7/18/12	756,579	750,825	(5,754)
	South Korean Won	Buy	7/18/12	764,303	758,806	5,497
	Swedish Krona	Buy	7/18/12	2,714,495	2,643,845	70,650
	Swedish Krona	Sell	7/18/12	2,714,495	2,634,657	(79,838)
	Swedish Krona	Buy	8/16/12	1,409,421	1,381,010	28,411
	Taiwan Dollar	Buy	7/18/12	686	687	(1)
	Taiwan Dollar	Sell	7/18/12	686	684	(2)
	Turkish Lira	Buy	7/18/12	2,056,882	2,017,817	39,065
	Turkish Lira	Sell	7/18/12	2,056,882	2,033,187	(23,695)
	Turkish Lira	Buy	8/16/12	1,238,471	1,244,744	(6,273)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	4,080,913	3,986,939	93,974
	Australian Dollar	Sell	7/18/12	4,080,913	3,879,569	(201,344)
	Australian Dollar	Buy	8/16/12	313,543	344,031	(30,488)
	British Pound	Buy	7/18/12	2,720,546	2,719,898	648
	British Pound	Sell	7/18/12	2,720,546	2,676,551	(43,995)
	British Pound	Buy	8/16/12	42,211	41,833	378
	Canadian Dollar	Buy	7/18/12	1,811,016	1,788,249	22,767
	Canadian Dollar	Sell	7/18/12	1,811,016	1,796,049	(14,967)
	Canadian Dollar	Sell	8/16/12	1,809,856	1,787,279	(22,577)
	Czech Koruna	Buy	7/18/12	3,358,129	3,288,090	70,039
	Czech Koruna	Sell	7/18/12	3,358,129	3,269,421	(88,708)
	Czech Koruna	Sell	8/16/12	856,783	859,154	2,371
	Euro	Buy	7/18/12	16,395,852	16,132,432	263,420
	Euro	Sell	7/18/12	16,395,852	16,258,101	(137,751)
	Euro	Sell	8/16/12	5,487,027	5,393,045	(93,982)
	Indian Rupee	Sell	7/18/12	777,221	774,822	(2,399)
	Japanese Yen	Buy	7/18/12	2,410,302	2,415,937	(5,635)
	Japanese Yen	Sell	7/18/12	2,410,302	2,426,024	15,722
	Japanese Yen	Buy	8/16/12	2,411,263	2,427,277	(16,014)
	Norwegian Krone	Buy	7/18/12	2,703,028	2,647,551	55,477
	Norwegian Krone	Sell	7/18/12	2,703,028	2,618,335	(84,693)
	Norwegian Krone	Sell	8/16/12	2,219,903	2,176,309	(43,594)
	Singapore Dollar	Sell	7/18/12	174,856	171,648	(3,208)
	South Korean Won	Buy	7/18/12	844,895	826,514	18,381
	South Korean Won	Sell	7/18/12	844,895	815,663	(29,232)
	Turkish Lira	Buy	7/18/12	1,929,170	1,901,332	27,838
	Turkish Lira	Sell	7/18/12	1,929,170	1,926,018	(3,152)
	Turkish Lira	Buy	8/16/12	1,917,367	1,915,901	1,466
JPMorgan Chase Bank NA
	Australian Dollar	Buy	7/18/12	3,242,645	3,190,934	51,711
	Australian Dollar	Sell	7/18/12	3,242,645	3,080,370	(162,275)
	Australian Dollar	Buy	8/16/12	1,153,926	1,167,103	(13,177)
	Brazilian Real	Buy	7/18/12	19,057	18,792	265
	Brazilian Real	Sell	7/18/12	19,057	18,486	(571)
	Brazilian Real	Buy	8/16/12	1,184	1,181	3
	British Pound	Buy	7/18/12	2,833,689	2,831,175	2,514
	British Pound	Sell	7/18/12	2,833,689	2,784,310	(49,379)
	British Pound	Buy	8/16/12	401,829	398,192	3,637
	Canadian Dollar	Buy	7/18/12	4,412,854	4,336,986	75,868
	Canadian Dollar	Sell	7/18/12	4,412,854	4,369,993	(42,861)
	Canadian Dollar	Sell	8/16/12	1,815,057	1,792,588	(22,469)
	Chilean Peso	Buy	7/18/12	2,342,273	2,296,708	45,565
	Chilean Peso	Sell	7/18/12	2,342,273	2,297,279	(44,994)
	Chilean Peso	Buy	8/16/12	595,720	595,759	(39)
	Czech Koruna	Buy	7/18/12	2,358,001	2,364,734	(6,733)
	Czech Koruna	Sell	7/18/12	2,358,001	2,324,653	(33,348)
	Czech Koruna	Sell	8/16/12	2,357,796	2,364,381	6,585
	Euro	Buy	7/18/12	18,768,565	18,451,924	316,641
	Euro	Sell	7/18/12	18,768,565	18,554,483	(214,082)
	Euro	Sell	8/16/12	11,057,736	10,862,399	(195,337)
	Hungarian Forint	Buy	7/18/12	853,698	814,596	39,102
	Hungarian Forint	Sell	7/18/12	853,698	774,294	(79,404)
	Japanese Yen	Buy	7/18/12	2,914,350	2,972,012	(57,662)
	Japanese Yen	Sell	7/18/12	2,914,350	2,975,861	61,511
	Japanese Yen	Sell	8/16/12	349,643	352,125	2,482
	Mexican Peso	Buy	7/18/12	1,875,960	1,854,406	21,554
	Mexican Peso	Sell	7/18/12	1,875,960	1,776,558	(99,402)
	Mexican Peso	Sell	8/16/12	881,123	883,369	2,246
	New Zealand Dollar	Sell	7/18/12	637,170	575,652	(61,518)
	Norwegian Krone	Buy	7/18/12	5,630,642	5,519,899	110,743
	Norwegian Krone	Sell	7/18/12	5,630,642	5,497,373	(133,269)
	Norwegian Krone	Buy	8/16/12	1,156,318	1,135,448	20,870
	Polish Zloty	Buy	7/18/12	842,680	814,564	28,116
	Polish Zloty	Sell	7/18/12	842,680	781,588	(61,092)
	Russian Ruble	Buy	7/18/12	307,377	308,071	(694)
	Russian Ruble	Sell	7/18/12	307,377	300,548	(6,829)
	Russian Ruble	Sell	8/16/12	305,781	306,510	729
	Singapore Dollar	Buy	7/18/12	218,275	208,832	9,443
	South African Rand	Buy	7/18/12	1,608,087	1,587,779	20,308
	South African Rand	Sell	7/18/12	1,608,087	1,557,325	(50,762)
	South African Rand	Buy	8/16/12	582,720	580,558	2,162
	South Korean Won	Buy	7/18/12	758,725	751,440	7,285
	Swedish Krona	Buy	7/18/12	5,767,814	5,664,752	103,062
	Swedish Krona	Sell	7/18/12	5,767,814	5,604,377	(163,437)
	Swedish Krona	Buy	8/16/12	1,267,461	1,281,182	(13,721)
	Taiwan Dollar	Sell	7/18/12	776,281	776,330	49
	Turkish Lira	Buy	7/18/12	2,335,830	2,309,229	26,601
	Turkish Lira	Sell	7/18/12	2,335,830	2,310,489	(25,341)
	Turkish Lira	Buy	8/16/12	1,515,713	1,520,545	(4,832)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	3,436,731	3,329,342	107,389
	Australian Dollar	Sell	7/18/12	3,436,731	3,274,702	(162,029)
	Australian Dollar	Sell	8/16/12	735,613	721,411	(14,202)
	Brazilian Real	Buy	7/18/12	26,204	25,846	358
	Brazilian Real	Sell	7/18/12	26,204	26,126	(78)
	Brazilian Real	Buy	8/16/12	26,059	25,988	71
	British Pound	Buy	7/18/12	2,650,769	2,636,004	14,765
	British Pound	Sell	7/18/12	2,650,769	2,610,767	(40,002)
	British Pound	Buy	8/16/12	1,021,328	1,011,647	9,681
	Canadian Dollar	Buy	7/18/12	1,446,338	1,429,681	16,657
	Canadian Dollar	Sell	7/18/12	1,446,338	1,417,709	(28,629)
	Canadian Dollar	Sell	8/16/12	1,445,412	1,428,696	(16,716)
	Chilean Peso	Buy	7/18/12	784,904	765,428	19,476
	Chilean Peso	Sell	7/18/12	784,904	784,882	(22)
	Chilean Peso	Buy	8/16/12	10,819	10,824	(5)
	Czech Koruna	Buy	7/18/12	1,912,094	1,891,017	21,077
	Czech Koruna	Sell	7/18/12	1,912,094	1,878,218	(33,876)
	Czech Koruna	Sell	8/16/12	1,094,571	1,097,328	2,757
	Euro	Buy	7/18/12	15,534,958	15,457,232	77,726
	Euro	Sell	7/18/12	15,534,958	15,349,237	(185,721)
	Euro	Sell	8/16/12	7,522,349	7,523,990	1,641
	Japanese Yen	Buy	7/18/12	5,235,618	5,310,717	(75,099)
	Japanese Yen	Sell	7/18/12	5,235,618	5,329,293	93,675
	Japanese Yen	Sell	8/16/12	931,495	937,213	5,718
	Mexican Peso	Buy	7/18/12	1,634,465	1,613,189	21,276
	Mexican Peso	Sell	7/18/12	1,634,465	1,542,194	(92,271)
	Mexican Peso	Sell	8/16/12	827,244	829,048	1,804
	New Zealand Dollar	Sell	7/18/12	783,108	748,577	(34,531)
	Norwegian Krone	Buy	7/18/12	5,119,036	5,019,972	99,064
	Norwegian Krone	Sell	7/18/12	5,119,036	5,011,234	(107,802)
	Norwegian Krone	Buy	8/16/12	631,028	618,301	12,727
	Polish Zloty	Buy	7/18/12	842,680	814,604	28,076
	Polish Zloty	Sell	7/18/12	842,680	781,631	(61,049)
	Singapore Dollar	Sell	7/18/12	782,156	771,023	(11,133)
	South African Rand	Buy	7/18/12	802,695	799,779	2,916
	South African Rand	Sell	7/18/12	802,695	754,246	(48,449)
	South Korean Won	Buy	7/18/12	653,197	651,202	1,995
	Swedish Krona	Buy	7/18/12	3,552,475	3,449,280	103,195
	Swedish Krona	Sell	7/18/12	3,552,475	3,411,619	(140,856)
	Swedish Krona	Buy	8/16/12	786,530	770,000	16,530
	Swiss Franc	Buy	7/18/12	774,958	764,997	9,961
	Swiss Franc	Sell	7/18/12	774,958	760,393	(14,565)
	Swiss Franc	Buy	8/16/12	775,509	761,046	14,463
	Taiwan Dollar	Sell	7/18/12	724,882	723,768	(1,114)
	Turkish Lira	Buy	7/18/12	1,811,872	1,779,423	32,449
	Turkish Lira	Sell	7/18/12	1,811,872	1,813,300	1,428
	Turkish Lira	Buy	8/16/12	1,800,786	1,803,257	(2,471)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	7,169,753	7,011,584	158,169
	Australian Dollar	Sell	7/18/12	7,169,753	6,841,413	(328,340)
	Australian Dollar	Buy	8/16/12	986,560	968,578	17,982
	Brazilian Real	Buy	7/18/12	1,081,497	1,067,948	13,549
	Brazilian Real	Sell	7/18/12	1,081,497	1,050,873	(30,624)
	Brazilian Real	Sell	8/16/12	283,930	283,818	(112)
	British Pound	Buy	7/18/12	3,243,379	3,221,048	22,331
	British Pound	Sell	7/18/12	3,243,379	3,214,192	(29,187)
	British Pound	Buy	8/16/12	1,503,022	1,471,408	31,614
	Canadian Dollar	Buy	7/18/12	5,285,076	5,234,596	50,480
	Canadian Dollar	Sell	7/18/12	5,285,076	5,202,756	(82,320)
	Canadian Dollar	Sell	8/16/12	2,628,629	2,595,736	(32,893)
	Chilean Peso	Buy	7/18/12	1,567,984	1,559,650	8,334
	Chilean Peso	Sell	7/18/12	1,567,984	1,567,010	(974)
	Chilean Peso	Buy	8/16/12	790,713	791,708	(995)
	Czech Koruna	Buy	7/18/12	3,059,444	3,041,621	17,823
	Czech Koruna	Sell	7/18/12	3,059,444	3,001,711	(57,733)
	Czech Koruna	Sell	8/16/12	2,241,822	2,247,860	6,038
	Euro	Buy	7/18/12	18,253,699	17,999,952	253,747
	Euro	Sell	7/18/12	18,253,699	18,113,748	(139,951)
	Euro	Sell	8/16/12	7,894,802	7,752,438	(142,364)
	Hungarian Forint	Buy	7/18/12	1,433,317	1,328,950	104,367
	Hungarian Forint	Sell	7/18/12	1,433,317	1,356,411	(76,906)
	Hungarian Forint	Buy	8/16/12	577,321	579,976	(2,655)
	Japanese Yen	Buy	7/18/12	7,964,796	8,022,492	(57,696)
	Japanese Yen	Sell	7/18/12	7,964,796	8,087,247	122,451
	Japanese Yen	Sell	8/16/12	234,761	236,376	1,615
	Mexican Peso	Buy	7/18/12	1,202,309	1,205,403	(3,094)
	Mexican Peso	Sell	7/18/12	1,202,309	1,140,386	(61,923)
	Mexican Peso	Sell	8/16/12	1,198,956	1,201,742	2,786
	New Zealand Dollar	Sell	7/18/12	1,589,485	1,543,008	(46,477)
	Norwegian Krone	Buy	7/18/12	5,996,445	5,868,038	128,407
	Norwegian Krone	Sell	7/18/12	5,996,445	5,830,852	(165,593)
	Norwegian Krone	Buy	8/16/12	581,314	570,077	11,237
	Polish Zloty	Buy	7/18/12	244,712	238,579	6,133
	Polish Zloty	Sell	7/18/12	244,712	230,748	(13,964)
	Singapore Dollar	Buy	7/18/12	193,487	197,365	(3,878)
	South African Rand	Buy	7/18/12	66,810	102,036	(35,226)
	South Korean Won	Buy	7/18/12	642,280	644,200	(1,920)
	Swedish Krona	Buy	7/18/12	5,293,033	5,241,625	51,408
	Swedish Krona	Sell	7/18/12	5,293,033	5,143,225	(149,808)
	Swedish Krona	Buy	8/16/12	5,729,435	5,617,463	111,972
	Swiss Franc	Buy	7/18/12	1,426,395	1,408,618	17,777
	Swiss Franc	Sell	7/18/12	1,426,395	1,400,021	(26,374)
	Swiss Franc	Buy	8/16/12	1,427,410	1,401,195	26,215
	Taiwan Dollar	Sell	7/18/12	325,008	319,334	(5,674)
	Thai Baht	Buy	7/18/12	787,056	794,274	(7,218)
	Turkish Lira	Buy	7/18/12	1,053,041	1,048,905	4,136
	Turkish Lira	Sell	7/18/12	1,053,041	1,058,306	5,265
	Turkish Lira	Buy	8/16/12	1,046,598	1,052,478	(5,880)
UBS AG
	Australian Dollar	Buy	7/18/12	8,081,009	7,901,629	179,380
	Australian Dollar	Sell	7/18/12	8,081,009	7,799,739	(281,270)
	Australian Dollar	Buy	8/16/12	1,841,429	1,807,756	33,673
	British Pound	Buy	7/18/12	2,679,585	2,631,429	48,156
	British Pound	Sell	7/18/12	2,679,585	2,628,893	(50,692)
	British Pound	Buy	8/16/12	18,322	18,156	166
	Canadian Dollar	Buy	7/18/12	5,321,308	5,270,566	50,742
	Canadian Dollar	Sell	7/18/12	5,321,308	5,250,586	(70,722)
	Canadian Dollar	Sell	8/16/12	3,889,071	3,859,407	(29,664)
	Czech Koruna	Buy	7/18/12	1,810,747	1,789,492	21,255
	Czech Koruna	Sell	7/18/12	1,810,747	1,782,104	(28,643)
	Czech Koruna	Sell	8/16/12	993,233	996,067	2,834
	Euro	Buy	7/18/12	8,022,824	7,915,947	106,877
	Euro	Sell	7/18/12	8,022,824	7,979,124	(43,700)
	Euro	Buy	8/16/12	64,185	63,061	1,124
	Hungarian Forint	Buy	7/18/12	1,625,744	1,555,974	69,770
	Hungarian Forint	Sell	7/18/12	1,625,744	1,543,598	(82,146)
	Hungarian Forint	Buy	8/16/12	524,019	526,597	(2,578)
	Indian Rupee	Sell	7/18/12	1,191,437	1,192,749	1,312
	Japanese Yen	Buy	7/18/12	5,189,381	5,270,113	(80,732)
	Japanese Yen	Sell	7/18/12	5,189,381	5,288,243	98,862
	Japanese Yen	Buy	8/16/12	593,945	598,144	(4,199)
	Mexican Peso	Buy	7/18/12	1,667,236	1,589,736	77,500
	Mexican Peso	Sell	7/18/12	1,667,236	1,575,615	(91,621)
	Mexican Peso	Sell	8/16/12	30,627	30,670	43
	New Zealand Dollar	Sell	7/18/12	1,233,716	1,178,437	(55,279)
	Norwegian Krone	Buy	7/18/12	5,903,062	5,775,614	127,448
	Norwegian Krone	Sell	7/18/12	5,903,062	5,772,469	(130,593)
	Norwegian Krone	Buy	8/16/12	3,216,823	3,154,637	62,186
	Philippines Peso	Buy	7/18/12	809,343	789,305	20,038
	Polish Zloty	Buy	7/18/12	1,248,096	1,219,153	28,943
	Polish Zloty	Sell	7/18/12	1,248,096	1,190,505	(57,591)
	Polish Zloty	Buy	8/16/12	38,572	38,576	(4)
	Singapore Dollar	Sell	7/18/12	986,063	979,264	(6,799)
	South African Rand	Buy	7/18/12	829,180	795,480	33,700
	South African Rand	Sell	7/18/12	829,180	809,304	(19,876)
	South Korean Won	Buy	7/18/12	809,391	786,580	22,811
	South Korean Won	Sell	7/18/12	809,391	786,710	(22,681)
	Swedish Krona	Buy	7/18/12	2,757,189	2,652,898	104,291
	Swedish Krona	Sell	7/18/12	2,757,189	2,654,845	(102,344)
	Swedish Krona	Buy	8/16/12	373,824	366,292	7,532
	Swiss Franc	Buy	7/18/12	4,223,641	4,145,332	78,309
	Swiss Franc	Sell	7/18/12	4,223,641	4,168,314	(55,327)
	Swiss Franc	Sell	8/16/12	4,226,648	4,148,207	(78,441)
	Taiwan Dollar	Buy	7/18/12	804,783	805,986	(1,203)
	Taiwan Dollar	Sell	7/18/12	804,783	801,437	(3,346)
	Thai Baht	Buy	7/18/12	787,053	794,800	(7,747)
	Turkish Lira	Buy	7/18/12	1,216,014	1,195,095	20,919
	Turkish Lira	Sell	7/18/12	1,216,014	1,219,864	3,850
	Turkish Lira	Buy	8/16/12	1,208,573	1,213,019	(4,446)
Westpac Banking Corp.
	Australian Dollar	Buy	7/18/12	4,556,689	4,480,180	76,509
	Australian Dollar	Sell	7/18/12	4,556,689	4,329,173	(227,516)
	Australian Dollar	Buy	8/16/12	1,607,912	1,609,340	(1,428)
	British Pound	Buy	7/18/12	3,194,830	3,169,656	25,174
	British Pound	Sell	7/18/12	3,194,830	3,165,876	(28,954)
	British Pound	Buy	8/16/12	3,194,587	3,165,590	28,997
	Canadian Dollar	Buy	7/18/12	2,636,106	2,603,219	32,887
	Canadian Dollar	Sell	7/18/12	2,636,106	2,635,728	(378)
	Canadian Dollar	Sell	8/16/12	2,634,418	2,601,706	(32,712)
	Euro	Buy	7/18/12	9,668,800	9,495,688	173,112
	Euro	Sell	7/18/12	9,668,800	9,596,355	(72,445)
	Euro	Sell	8/16/12	5,815,677	5,713,952	(101,725)
	Japanese Yen	Buy	7/18/12	2,410,302	2,415,771	(5,469)
	Japanese Yen	Sell	7/18/12	2,410,302	2,443,055	32,753
	Japanese Yen	Buy	8/16/12	1,268,724	1,277,666	(8,942)
	Mexican Peso	Buy	7/18/12	1,644,241	1,619,037	25,204
	Mexican Peso	Sell	7/18/12	1,644,241	1,571,986	(72,255)
	Mexican Peso	Sell	8/16/12	773,454	775,571	2,117
	Norwegian Krone	Buy	7/18/12	3,307,412	3,223,763	83,649
	Norwegian Krone	Sell	7/18/12	3,307,412	3,212,655	(94,757)
	Norwegian Krone	Buy	8/16/12	603,737	592,505	11,232
	Swedish Krona	Buy	7/18/12	1,781,851	1,743,470	38,381
	Swedish Krona	Sell	7/18/12	1,781,851	1,726,860	(54,991)
	Swedish Krona	Buy	8/16/12	793,299	777,631	15,668

Total						$(2,718,450)

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	46	$5,216,367	Sep-12	$19,046
Australian Government Treasury Bond 10 yr (Long)	3	385,218	Sep-12	$(2,435)
Canadian Government Bond 10 yr (Long)	26	3,535,704	Sep-12	$31,758
Euro-Swiss Franc 3 Month (Short)	38	10,010,957	Dec-12	$(147,025)
Japanese Government Bond 10 yr (Short)	15	27,682,867	Sep-12	$(45,460)
Japanese Government Bond 10 yr Mini (Short)	4	719,084	Sep-12	$(1,183)
U.K. Gilt 10 yr (Short)	15	2,798,164	Sep-12	$14,840
U.S. Treasury Note 10 yr (Long)	20	2,667,500	Sep-12	$(2,226)

Total				$(132,685)

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $19,557,368) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$5,571,800	Aug-15/4.375	$193,620
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$5,571,800	Aug-15/4.375	$1,921,435
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	$5,571,800	Aug-15/4.46	$180,303
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	$5,571,800	Aug-15/4.46	$2,003,731
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	$526,562	Sep-16/3.49	$22,626
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	$526,562	Sep-16/3.49	$52,672
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$26,715,351	Aug-16/4.35	$4,470,280
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	$11,059,894	Aug-16/4.28	$282,901
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	$11,059,894	Aug-16/4.28	$1,795,076
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	$7,865,832	Aug-16/4.68	$158,025
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	$7,865,832	Aug-16/4.68	$1,501,540
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	$6,554,860	Jul-16/4.67	$132,277
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	$6,554,860	Jul-16/4.67	$1,246,721
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	$2,621,944	Jul-16/4.80	$49,135
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	$2,621,944	Jul-16/4.80	$524,709
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	$3,686,784	Jul-16/4.79	$69,238
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	$3,686,784	Jul-16/4.79	$694,295
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	$6,572,614	Jul-16/4.74	$126,523
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	$6,572,614	Jul-16/4.74	$1,213,962
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	$3,945,779	Jun-16/5.86	$45,088
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	$3,945,779	Jun-16/4.86	$774,990
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	$1,659,222	Jun-16/4.61	$16,891
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	$1,659,222	Jun-16/4.61	$184,421
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	$556,661	Jun-16/5.12	$4,394
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	$547,769	Jun-16/4.89	$4,635
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	$544,291	Jun-16/4.575	$5,198
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	$556,661	Jun-16/4.12	$51,200
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	$547,769	Jun-16/4.39	$55,812
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	$544,291	Jun-16/4.575	$59,589
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	$24,507,428	May-16/4.705	$226,890
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	$24,507,428	May-16/4.705	$2,850,508
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	$14,963,000	Sep-15/4.04	$309,584
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	$14,963,000	Sep-15/4.04	$2,162,303
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	$26,365,900	Aug-12/2.855	$791
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	$26,365,900	Aug-12/2.855	$2,554,592
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	$5,475,900	Aug-12/2.73	$274
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	$5,475,900	Aug-12/2.73	$467,259
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	$1,237,000	Jul-12/2.1714	$43,221
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	$1,237,000	Jul-12/2.1714	$43,221
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	$1,237,000	Jul-12/2.1714	$43,221
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	$1,237,000	Jul-12/2.1714	$43,221
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	$1,237,000	Jul-12/2.1714	$43,221
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,072,118	May-16/5.11	$79,187
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,238,704	May-16/4.86	$92,456
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,187,746	May-16/4.60	$95,561
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,072,118	May-16/4.11	$923,392
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,238,704	May-16/4.36	$1,038,205
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	$10,187,746	May-16/4.60	$1,161,403
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	$3,106,561	May-16/4.765	$27,959
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	$3,106,561	May-16/4.765	$375,894

Total			$30,423,650

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $12,601,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, July 1, 2042	$12,000,000	7/12/2012	$12,611,250

Total			$12,611,250

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$14,758,000		$—	5/14/17	3 month USD-LIBOR-BBA	1.0925%	$117,678
		2,105,000		—	5/14/42	3 month USD-LIBOR-BBA	2.795%	134,334
		1,212,000		32,170	6/20/22	2.183%	3 month USD-LIBOR-BBA	(14,037)
	CAD	2,928,000		—	6/13/14	1.285%	3 month CAD-BA-CDOR	(1,637)
	CAD	4,995,000		—	6/13/17	1.5875%	3 month CAD-BA-CDOR	(8,474)
	CAD	1,253,000		—	6/13/22	2.2%	3 month CAD-BA-CDOR	(3,861)
	Barclay's Bank PLC
		$29,091,000	(E)	487,074	9/19/22	2.00%	3 month USD-LIBOR-BBA	57,982
		5,844,000	(E)	(9,350)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(12,448)
		1,144,000	(E)	(1,065)	9/19/14	3 month USD-LIBOR-BBA	0.60%	(459)
		17,994,000	(E)	(248,275)	9/19/22	3 month USD-LIBOR-BBA	2.00%	17,137
		1,959,000	(E)	(133,931)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(44,150)
		2,867,000		—	6/15/22	1.807%	3 month USD-LIBOR-BBA	(9,390)
		1,212,000		31,936	6/20/22	2.183%	3 month USD-LIBOR-BBA	(14,270)
	AUD	799,000		—	6/22/22	6 month AUD-BBR-BBSW	4.035%	2,901
	AUD	3,570,000		—	6/22/22	4.06%	6 month AUD-BBR-BBSW	(20,509)
	AUD	3,833,000		—	6/29/22	3.9275%	6 month AUD-BBR-BBSW	20,630
	EUR	16,956,000		—	6/18/14	0.935%	6 month EUR-EURIBOR-REUTERS	(32,248)
	EUR	8,680,000		—	6/18/17	1.365%	6 month EUR-EURIBOR-REUTERS	(32,096)
	EUR	5,314,000		—	6/18/22	1.945%	6 month EUR-EURIBOR-REUTERS	25,153
	EUR	518,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	(8,289)
	EUR	6,105,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.934%	(36,939)
	EUR	2,008,000		—	6/19/22	1.885%	6 month EUR-EURIBOR-REUTERS	23,702
	EUR	3,349,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	(4,906)
	GBP	4,306,000		—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	36,707
	GBP	867,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	3,765
	GBP	6,110,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(878,405)
	GBP	2,735,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(595,783)
	GBP	9,240,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,200,678
	Citibank, N.A.
		$893,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	23,182
		13,711,000	(E)	18,298	9/19/17	1.10%	3 month USD-LIBOR-BBA	(24,343)
		2,128,000	(E)	12,555	9/19/17	3 month USD-LIBOR-BBA	1.10%	19,173
		19,130,000	(E)	206,580	9/19/22	2.00%	3 month USD-LIBOR-BBA	(75,588)
		6,422,000	(E)	(170)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,574)
		11,912,000	(E)	(5,295)	9/19/14	3 month USD-LIBOR-BBA	0.6%	1,019
		8,205,000	(E)	(110,600)	9/19/22	3 month USD-LIBOR-BBA	2.00%	10,424
		610,000	(E)	(36,630)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(8,674)
	Credit Suisse International
		44,178,000	(E)	(252,616)	9/19/22	3 month USD-LIBOR-BBA	2.00%	399,010
		203,376,000	(E)	64,014	9/19/14	3 month USD-LIBOR-BBA	0.60%	171,803
		27,145,000	(E)	45,644	9/19/17	3 month USD-LIBOR-BBA	1.10%	130,065
		1,609,000	(E)	(96,735)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(22,995)
		104,417,000	(E)	643,389	9/19/22	2.00%	3 month USD-LIBOR-BBA	(896,763)
		10,100,000	(E)	452,739	9/19/42	2.75%	3 month USD-LIBOR-BBA	(10,145)
		30,909,000	(E)	(6,364)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(22,746)
		43,862,000	(E)	(76,583)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(212,993)
		3,923,000		—	6/25/22	3 month USD-LIBOR-BBA	1.7975%	6,323
		2,111,000		—	7/2/22	1.7175%	3 month USD-LIBOR-BBA	13,489
		1,119,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	65,719
	CAD	22,006,000		—	6/13/14	1.28797%	3 month CAD-BA-CDOR	(13,631)
	CAD	792,000		—	6/13/17	3 month CAD-BA-CDOR	1.57927%	1,037
	CAD	9,377,000		—	6/13/22	3 month CAD-BA-CDOR	2.19177%	21,950
	CAD	2,940,000		—	6/15/22	2.135%	3 month CAD-BA-CDOR	8,339
	CAD	2,504,000		—	6/29/22	2.1725%	3 month CAD-BA-CDOR	695
	CHF	626,000		—	5/11/22	6 month CHF-LIBOR-BBA	0.975%	(578)
	CHF	5,256,000		—	5/14/22	1.0125%	6 month CHF-LIBOR-BBA	(15,091)
	CHF	5,502,000		—	6/19/22	0.94%	6 month CHF-LIBOR-BBA	41,376
	EUR	11,949,000		—	6/15/14	6 month EUR-EURIBOR-REUTERS	0.943%	25,219
	EUR	4,826,000		—	6/15/17	6 month EUR-EURIBOR-REUTERS	1.377%	22,312
	EUR	4,560,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.947%	(19,245)
	EUR	13,940,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	1,683
	EUR	2,098,000		—	7/2/22	6 month EUR-EURIBOR-REUTERS	1.937%	(13,912)
	EUR	1,747,000		—	7/3/22	6 month EUR-EURIBOR-REUTERS	1.985%	(1,843)
	EUR	1,630,000		—	7/3/22	6 month EUR-EURIBOR-REUTERS	1.976%	(3,440)
	GBP	3,704,000		—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(49,398)
	GBP	3,811,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1675%	37,680
	GBP	3,995,000		—	6/15/22	6 month GBP-LIBOR-BBA	2.0125%	(49,321)
	GBP	1,451,000		—	6/15/22	1.96%	6 month GBP-LIBOR-BBA	28,988
	GBP	6,112,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	816,280
	MXN	33,670,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	207,826
	SEK	91,740,000		—	5/16/22	2.205%	3 month SEK-STIBOR-SIDE	218,693
	SEK	10,173,000		—	6/19/22	3 month SEK-STIBOR-SIDE	2.38%	(1,987)
	SEK	9,997,000		—	7/2/22	3 month SEK-STIBOR-SIDE	2.325%	(9,379)
	Deutsche Bank AG
		$452,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	11,427
		22,982,000	(E)	207,549	9/19/22	2.00%	3 month USD-LIBOR-BBA	(131,436)
		436,491,000	(E)	478,587	9/19/14	0.60%	3 month USD-LIBOR-BBA	247,247
		2,522,000	(E)	(38,612)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(1,412)
		4,244,000	(E)	(3,735)	9/19/17	3 month USD-LIBOR-BBA	1.10%	9,464
		49,543,000	(E)	133,655	9/19/17	1.10%	3 month USD-LIBOR-BBA	(20,423)
	KRW	4,220,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(39,402)
	MXN	33,670,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	213,556
	PLN	7,241,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(39,365)
	ZAR	15,639,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	48,423
	Goldman Sachs International
		$56,471,000	(E)	(16,922)	9/19/14	3 month USD-LIBOR-BBA	0.60%	13,008
		37,678,000	(E)	403,860	9/19/22	2.00%	3 month USD-LIBOR-BBA	(151,891)
		11,847,500	(E)	(147,808)	9/19/22	3 month USD-LIBOR-BBA	2.00%	26,942
		2,764,000	(E)	(1,216)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(9,812)
		10,486,000	(E)	(614,750)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(134,176)
		16,594,900		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	878
		4,472,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(559)
	AUD	1,865,000		—	6/21/22	4.005%	6 month AUD-BBR-BBSW	(1,523)
	AUD	665,000		—	6/22/22	4.035%	6 month AUD-BBR-BBSW	(2,414)
	CHF	8,477,000		—	6/29/22	0.985%	6 month CHF-LIBOR-BBA	29,079
	EUR	1,472,000		—	6/15/17	1.381%	6 month EUR-EURIBOR-REUTERS	(7,163)
	EUR	3,017,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.952%	(10,968)
	EUR	412,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	3,997
	EUR	6,067,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.919%	(47,419)
	GBP	5,247,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	197,140
	GBP	2,735,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	257,762
	GBP	4,961,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(148,478)
	GBP	7,172,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	76,104
	GBP	2,319,000		—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(31,404)
	GBP	1,439,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(2,781)
	GBP	4,763,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(465,850)
	GBP	4,763,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(420,049)
	GBP	803,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	9,220
	SEK	9,775,000		—	5/16/22	3 month SEK-STIBOR-SIDE	2.205%	(23,302)
	SEK	25,550,000		—	5/29/22	3 month SEK-STIBOR-SIDE	2.215%	(57,868)
	SEK	21,805,000		—	6/11/22	2.28%	3 month SEK-STIBOR-SIDE	32,044
	JPMorgan Chase Bank NA
		$64,249,200	(E)	600,304	9/19/22	2.00%	3 month USD-LIBOR-BBA	(347,371)
		835,000	(E)	718	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,879)
		5,408,000	(E)	(93,288)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(13,520)
		2,919,000	(E)	(208,579)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(74,801)
	CAD	3,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(97,278)
	CAD	7,265,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	66,956
	CAD	25,317,000		—	6/13/14	3 month CAD-BA-CDOR	1.2825%	12,879
	CAD	4,193,000		—	6/13/17	3 month CAD-BA-CDOR	1.56%	1,663
	CAD	2,397,000		—	6/13/22	2.175%	3 month CAD-BA-CDOR	(2,013)
	CAD	2,250,000		—	6/25/22	2.1725%	3 month CAD-BA-CDOR	153
	EUR	124,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	1,793
	EUR	2,987,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	17,683
	EUR	4,900,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	134,743
	GBP	1,645,000		—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	22,693
	GBP	719,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	7,890
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	330,494
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	407,149
	JPY	448,800,000		—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(7,267)
	JPY	812,000,000		—	7/2/22	6 month JPY-LIBOR-BBA	0.8225%	(17,167)
	JPY	853,120,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	187,285
	JPY	358,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	217,533
	JPY	482,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(45,234)
	JPY	723,200,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(199,948)
	MXN	19,054,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(108,644)
	MXN	24,639,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(143,016)
	MXN	4,810,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	31,483
	MXN	24,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(86,868)
	MXN	66,197,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(236,446)
	MXN	24,320,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	115,739
	MXN	37,740,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	202,072
	Royal Bank of Scotland PLC (The)
		$2,236,000		2,236	9/19/22	2.00%	3 month USD-LIBOR-BBA	(30,745)
	UBS AG
	CHF	28,420,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(183,757)

	Total							$330,255
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$590,311	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$1,937
	1,070,332	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,513
	855,117	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,206
	4,228,702	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,827)
	448,320	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,446
	1,381,501	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83
	627,596	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	38
	737,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,766
	3,693,127	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,062)
	2,813,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,550
	1,066,258	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,440
	124,386	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	86
	170,729	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	262
	936,203	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,832)
	5,320,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(155,520)
	2,015,118	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,563
	935,098	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	726
	3,789,261	13,618	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,423
	497,098	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,320
	2,213,418	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,298
	3,081,777	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,907)
	2,660,655	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,583
	1,558,780	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,046)
	4,021,278	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,028
	12,128,794	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	45,472
	862,636	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	669
	2,647,986	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,928
	517,165	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,697
	1,676,644	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,503
	1,215,481	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,989
Citibank, N.A.
	1,721,302	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,453
	3,689,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,830
	3,220,524	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,074
Credit Suisse International
	1,475,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,532
	1,008,891	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61
	1,683,853	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	102
	1,871,004	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,657)
Deutsche Bank AG
	1,871,004	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,657)
Goldman Sachs International
	686,804	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	41
	3,040,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	55,358
	2,280,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	39,262
	844,057	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,294
	1,285,613	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,636)
	482,953	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,493)
	2,034,359	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	123
	64,082	140	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	123
	11,474,355	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	706
	4,272,392	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	258
	1,801,478	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	109
	3,995,302	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	241
	1,761,082	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,090)
	83,727	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(432)
	223,117	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,152)
	3,431,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	49,616
	3,431,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	54,611
	3,431,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	55,555
	3,431,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	80,923
GBP	2,141,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(81,313)
GBP	2,141,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(90,635)
GBP	2,141,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(91,540)
GBP	2,141,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(133,220)
JPMorgan Chase Bank NA
	$4,060,035	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	245

Total						$(146,976)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(18,605)		$2,090,000	12/20/19	(100 bp)	$436,729
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	82,442		705,000	3/20/17	500 bp	(89,591)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	425,000	9/20/13	715 bp	42,577
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	477 bp	24,432
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	535 bp	28,125
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	67,777		$2,556,180	6/20/17	500 bp	(18,903)
	Morgan Stanley Capital Services LLC
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		510,000	10/20/12	339 bp	2,846

	Total							$426,215

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $348,445,908.
(b)	The aggregate identified cost on a tax basis is $449,494,829, resulting in gross unrealized appreciation and depreciation of $21,512,609 and $16,453,670, respectively, or net unrealized appreciation of $5,058,939.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,223 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $152,274,146 and $216,750,559, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $116,770,623 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.7%
	Russia	2.4
	Luxembourg	1.6
	Venezuela	1.5
	Argentina	1.3
	Brazil	0.8
	Indonesia	0.8
	Ukraine	0.7
	Mexico	0.6
	United Kingdom	0.6
	Netherlands	0.6
	Germany	0.5
	Other	1.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are value at fair value.. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	The fund had an average contract amount of approximately 896,800,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 635,400,000 on written options contracts for the reporting period.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	The fund had an average number of contracts of approximately 360 on futures contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $522,800,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors/industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $141,800,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $3,309,500,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	The fund had an average notional amount of approximately $11,900,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $16,878,261 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $11,564,512 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $10,921,214.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$282	$7
Health care	12,372	—	—
Total common stocks	12,372	282	7
Asset-backed securities	$—	$10,253,237	$—
Convertible bonds and notes	—	380,205	—
Convertible preferred stocks	110,649	245,021	7
Corporate bonds and notes	—	104,685,176	—
Foreign government and agency bonds	—	23,693,352	—
Mortgage-backed securities	—	109,760,117	—
Preferred stocks	—	176,399	—
Purchased options outstanding	—	44,678,813	—
Senior loans	—	7,388,031	—
U.S. Government and Agency Mortgage Obligations	—	66,846,218	—
U.S. Treasury Obligations	—	3,495,567	—
Warrants	—	530	17,669
Short-term investments	6,164,619	76,645,497	—

Totals by level	$6,287,640	$448,248,445	$17,683

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	(2,718,450)	—
Futures contracts	(132,685)	—	—
Written options	—	(30,423,650)	—
TBA sale commitments	—	(12,611,250)	—
Interest rate swap contracts	—	(1,388,529)	—
Total return swap contracts	—	(160,734)	—
Credit default contracts	—	294,601	—

Totals by level	$(132,685)	$(47,008,012)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$553,314	$258,713
Foreign exchange contracts	8,820,214	11,538,664
Equity contracts	18,199	—
Interest rate contracts	53,378,617	40,805,402

Total	$62,770,344	$52,602,779

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012